Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Balance at December 31, 2021	2,948	1,446	261	4,656
Acquisitions	—	—	121	121
Divestitures	(250)	—	—	(250)
Foreign currency translation	(36)	(2)	(6)	(44)
Balance at December 31, 2022	2,662	1,444	376	4,482
Foreign currency translation	16	1	8	25
Balance at December 31, 2023	2,678	1,446	384	4,507